S-K 1603(a)(9) Restrictions on Selling Securities	Aug. 04, 2025
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial
SPAC Sponsor, Persons and Entities Subject to Restrictions	-Brigade Sponsor VI LLC Mohsin Y. Meghji Matthew Perkal Eric Greenhaus Chris Chaice Charles Garner Benjamin Fader-Rattner
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfer permitted (i) to (1) members of the Sponsor, (2) the directors or officers of the Company, the Sponsor, the members of the Sponsor or the Representative, (3) any affiliates or family members of the directors or officers of the Company, the Sponsor, the members of the Sponsor or the Representative, (4) any members or partners of the Sponsor, the members of the Sponsor, the Representative or their respective affiliates, or any affiliates of the Sponsor,
Private Placement Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	-Brigade Sponsor VI LLC Mohsin Y. Meghji Matthew Perkal Eric Greenhaus Chris Chaice Charles Garner Benjamin Fader-Rattner
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.
Any Units, Warrants, Ordinary Shares or any Other Securities Convertible Into, or Exercisable or Exchangeable for, any Units, Ordinary Shares, Founder Shares or Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after this offering
SPAC Sponsor, Persons and Entities Subject to Restrictions	-Brigade Sponsor VI LLC Mohsin Y. Meghji Matthew Perkal Eric Greenhaus Chris Chaice Charles Garner Benjamin Fader-Rattner
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants

180 days after this offering

M3-Brigade Sponsor VI LLC

Mohsin Y. Meghji

Matthew Perkal

Eric Greenhaus

Chris Chaice

Charles Garner

Benjamin Fader-Rattner

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs.